JPMorgan Strategic Income Opportunities Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 18.3%
Aerospace & Defense — 0.0% ^
Wesco Aircraft Holdings, Inc.
9.00%, 11/15/2026 (a)	1,347	714
13.13%, 11/15/2027 (a)	530	193
		907
Auto Components — 0.1%
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	880	882
Clarios Global LP
6.75%, 5/15/2025 (a)	451	454
6.25%, 5/15/2026 (a)	928	931
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	995	1,000
5.63%, 11/15/2026 (a)	5,662	2,831
		6,098
Automobiles — 1.3%
BMW Finance NV (Germany) (ICE LIBOR USD 3 Month + 0.79%), 2.19%, 8/12/2022 (a) (b)	20,550	20,573
BMW US Capital LLC (Germany) (SOFRINDX + 0.53%), 1.31%, 4/1/2024 (a) (b)	31,050	30,970
Nissan Motor Acceptance Co. LLC
(ICE LIBOR USD 3 Month + 0.65%), 1.67%, 7/13/2022 (a) (b)	26,645	26,637
(ICE LIBOR USD 3 Month + 0.69%), 1.66%, 9/28/2022 (a) (b)	40,500	40,457
		118,637
Banks — 7.7%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 1.37%, 3/5/2024 (b)	44,117	44,143
(BSBY 3M + 0.43%), 1.94%, 5/28/2024 (b)	25,250	25,038
(SOFR + 0.69%), 1.47%, 4/22/2025 (b)	36,200	35,913
Bank of Montreal (Canada)
(SOFRINDX + 0.68%), 1.46%, 3/10/2023 (b)	9,200	9,202
(SOFRINDX + 0.32%), 1.10%, 7/9/2024 (b)	14,560	14,392
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.28%), 1.06%, 6/23/2023 (b)	14,382	14,351
(SOFR + 0.26%), 1.04%, 9/15/2023 (b)	25,800	25,612
(SOFRINDX + 0.45%), 1.23%, 4/15/2024 (b)	19,125	19,019
(SOFR + 0.38%), 1.16%, 7/31/2024 (b)	22,015	21,797
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.80%), 1.58%, 3/17/2023 (b)	7,480	7,489
(SOFR + 0.34%), 1.12%, 6/22/2023 (b)	29,750	29,661
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.95%), 2.13%, 7/24/2023 (b)	24,718	24,717
(ICE LIBOR USD 3 Month + 1.43%), 1.95%, 9/1/2023 (b)	50,939	51,002
DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.62%), 1.12%, 12/2/2022 (a) (b)	24,480	24,532
HSBC Holdings plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.00%), 2.45%, 5/18/2024 (b)	37,007	37,020
KeyBank NA
(SOFR + 0.34%), 1.12%, 1/3/2024 (b)	2,200	2,186
(SOFR + 0.32%), 1.10%, 6/14/2024 (b)	12,750	12,610
Mitsubishi UFJ Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.79%), 1.97%, 7/25/2022 (b)	19,915	19,928

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.79%), 1.37%, 3/5/2023 (b)	10,178	10,201
(ICE LIBOR USD 3 Month + 0.84%), 1.88%, 7/16/2023 (b)	27,675	27,681
MUFG Union Bank NA (SOFR + 0.71%), 1.49%, 12/9/2022 (b)	5,590	5,589
NatWest Markets plc (United Kingdom) (SOFR + 0.53%), 1.31%, 8/12/2024 (a) (b)	8,500	8,422
Royal Bank of Canada (Canada) (SOFRINDX + 0.36%), 1.14%, 7/29/2024 (b)	38,250	37,921
Skandinaviska Enskilda Banken AB (Sweden) (ICE LIBOR USD 3 Month + 0.65%), 1.45%, 12/12/2022 (a) (b)	20,420	20,456
Sumitomo Mitsui Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.74%), 1.78%, 10/18/2022 (b)	33,771	33,824
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.53%), 1.05%, 12/1/2022 (b)	24,440	24,485
(SOFR + 0.22%), 1.00%, 6/2/2023 (b)	34,000	33,880
(SOFR + 0.36%), 1.14%, 3/4/2024 (b)	34,000	33,794
(SOFR + 0.35%), 1.13%, 9/10/2024 (b)	16,535	16,336
Truist Bank (SOFR + 0.73%), 1.51%, 3/9/2023 (b)	6,070	6,081
Truist Financial Corp. (SOFR + 0.40%), 1.18%, 6/9/2025 (b)	24,125	23,723
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 1.23%), 2.47%, 10/31/2023 (b)	10,321	10,349
		711,354
Biotechnology — 0.5%
AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.65%), 2.15%, 11/21/2022 (b)	49,580	49,611
Capital Markets — 3.1%
Charles Schwab Corp. (The) (SOFRINDX + 0.50%), 1.28%, 3/18/2024 (b)	34,534	34,444
Credit Suisse AG (Switzerland)
(SOFRINDX + 0.38%), 1.16%, 8/9/2023 (b)	26,850	26,744
(SOFRINDX + 0.39%), 1.17%, 2/2/2024 (b)	31,600	31,368
Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.20%), 2.00%, 12/14/2023 (a) (b)	8,640	8,647
Deutsche Bank AG (Germany) (ICE LIBOR USD 3 Month + 1.19%), 2.60%, 11/16/2022 (b)	1,501	1,504
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.05%), 1.63%, 6/5/2023 (b)	55,038	55,038
(ICE LIBOR USD 3 Month + 1.00%), 2.18%, 7/24/2023 (b)	19,431	19,402
Morgan Stanley (ICE LIBOR USD 3 Month + 1.40%), 2.58%, 10/24/2023 (b)	62,047	62,223
UBS AG (Switzerland) (SOFR + 0.32%), 1.10%, 6/1/2023 (a) (b)	21,250	21,197
UBS Group AG (Switzerland) (ICE LIBOR USD 3 Month + 0.95%), 2.36%, 8/15/2023 (a) (b)	28,504	28,538
		289,105
Chemicals — 0.0% ^
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	500	476
Venator Finance SARL 9.50%, 7/1/2025 (a)	770	793
		1,269
Consumer Finance — 1.1%
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.54%), 1.51%, 6/27/2022 (b)	23,720	23,722
(ICE LIBOR USD 3 Month + 0.37%), 1.77%, 5/10/2023 (b)	25,250	25,259
Caterpillar Financial Services Corp. (SOFR + 0.25%), 1.02%, 5/17/2024 (b)	7,970	7,928
John Deere Capital Corp. (ICE LIBOR USD 3 Month + 0.49%), 1.29%, 6/13/2022 (b)	12,290	12,291

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Toyota Motor Credit Corp.
(SOFR + 0.32%), 1.10%, 4/6/2023 (b)	23,196	23,160
Series B, (SOFR + 0.29%), 1.07%, 9/13/2024 (b)	9,000	8,924
		101,284
Diversified Financial Services — 0.2%
Siemens Financieringsmaatschappij NV (Germany) (SOFR + 0.43%), 1.21%, 3/11/2024 (a) (b)	17,000	16,988
Diversified Telecommunication Services — 0.2%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	1,070	1,052
AT&T, Inc. (SOFRINDX + 0.64%), 1.42%, 3/25/2024 (b)	8,758	8,724
CCO Holdings LLC 5.00%, 2/1/2028 (a)	130	126
ESC Co., Intelsat Jackson Holdings, Ltd.
5.50%, 8/1/2023 ‡ (c)	8,719	1
8.50%, 10/15/2024 ‡ (c)	1,228	—
9.75%, 7/15/2025 ‡ (c)	3,770	—
Frontier Communications Holdings LLC 5.88%, 11/1/2029	485	409
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	9,260	8,635
		18,947
Electric Utilities — 1.0%
Duke Energy Corp. (SOFR + 0.25%), 1.03%, 6/10/2023 (b)	17,000	16,939
Eversource Energy Series T, (SOFRINDX + 0.25%), 1.03%, 8/15/2023 (b)	12,750	12,717
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.27%), 1.77%, 2/22/2023 (b)	26,696	26,623
(SOFRINDX + 0.54%), 1.32%, 3/1/2023 (b)	39,050	38,974
Texas Competitive Electric Holdings Co. LLC
8.50%, 12/1/2021 ‡ (c)	24,805	25
8.50%, 10/1/2022 ‡ (c)	37,201	56
		95,334
Energy Equipment & Services — 0.0% ^
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	385	373
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (d) (e) (f)	5,484	259
		632
Entertainment — 0.0% ^
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	731	757
Food & Staples Retailing — 0.0% ^
Rite Aid Corp.
7.50%, 7/1/2025 (a)	652	549
8.00%, 11/15/2026 (a)	1,185	982
		1,531
Food Products — 0.0% ^
Post Holdings, Inc. 5.75%, 3/1/2027 (a)	285	290
Gas Utilities — 0.1%
ONE Gas, Inc. (ICE LIBOR USD 3 Month + 0.61%), 1.36%, 3/11/2023 (b)	10,630	10,606

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co. (ICE LIBOR USD 3 Month + 1.03%), 1.61%, 6/6/2022 (b)	14,485	14,486
Health Care Providers & Services — 0.1%
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	5,940	1,782
HCA, Inc. 5.38%, 2/1/2025	4,590	4,745
Tenet Healthcare Corp. 5.13%, 11/1/2027 (a)	2,560	2,540
		9,067
Hotels, Restaurants & Leisure — 0.0% ^
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	1,790	1,759
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	520	538
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	432	444
		2,741
Household Products — 0.0% ^
Spectrum Brands, Inc. 5.75%, 7/15/2025	284	284
Insurance — 1.9%
Athene Global Funding
(SOFRINDX + 0.70%), 1.48%, 5/24/2024 (a) (b)	48,250	46,846
(SOFRINDX + 0.56%), 1.34%, 8/19/2024 (a) (b)	25,500	24,705
Brighthouse Financial Global Funding (SOFR + 0.76%), 1.54%, 4/12/2024 (a) (b)	5,750	5,759
GA Global Funding Trust (SOFR + 0.50%), 1.28%, 9/13/2024 (a) (b)	9,685	9,489
Jackson National Life Global Funding (SOFR + 0.60%), 1.38%, 1/6/2023 (a) (b)	36,899	36,899
Met Tower Global Funding (SOFR + 0.55%), 1.33%, 1/17/2023 (a) (b)	16,240	16,245
Metropolitan Life Global Funding I
(SOFR + 0.57%), 1.35%, 1/13/2023 (a) (b)	16,850	16,856
(SOFR + 0.32%), 1.10%, 1/7/2024 (a) (b)	16,496	16,396
		173,195
Internet & Direct Marketing Retail — 0.2%
eBay, Inc. (ICE LIBOR USD 3 Month + 0.87%), 2.11%, 1/30/2023 (b)	18,855	18,878
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	2,815	2,393
		21,271
Media — 0.1%
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	2,980	2,738
DISH DBS Corp. 5.88%, 11/15/2024	3,283	3,019
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	1,320	1,317
Sirius XM Radio, Inc. 5.50%, 7/1/2029 (a)	1,485	1,475
		8,549
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp. 5.50%, 9/15/2026 ‡ (c)	5,690	114
Enbridge, Inc. (Canada) (SOFR + 0.40%), 1.18%, 2/17/2023 (b)	4,250	4,241
Genesis Energy LP 6.50%, 10/1/2025	55	53
Gulfport Energy Corp.
8.00%, 5/17/2026	37	38
8.00%, 5/17/2026 (a)	834	862
Gulfport Energy Operating Corp.
6.00%, 10/15/2024 ‡ (c)	1,510	—

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.38%, 5/15/2025 ‡ (c)	310	—
6.38%, 1/15/2026 ‡ (c)	1,020	—
		5,308
Personal Products — 0.0% ^
ESC SANCHEZ 8.88%, 3/15/2025 ‡ (c)	3,888	—
Pharmaceuticals — 0.1%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	2,805	2,351
Bausch Health Cos., Inc. 9.00%, 12/15/2025 (a)	2,035	1,729
Mallinckrodt International Finance SA
5.63%, 10/15/2023 (a) (c)	790	312
5.50%, 4/15/2025 (a) (c)	7,315	2,889
		7,281
Road & Rail — 0.0% ^
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026 (c)	1,035	62
6.00%, 1/15/2028 (c)	1,345	81
Hertz Corp. (The) 5.50%, 10/15/2024 (c)	4,923	24
		167
Specialty Retail — 0.1%
Staples, Inc. 7.50%, 4/15/2026 (a)	4,018	3,711
Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) (ICE LIBOR USD 3 Month + 0.88%), 2.29%, 8/15/2022 (b)	20,551	20,557
Total Corporate Bonds (Cost $1,717,491)		1,689,967
Collateralized Mortgage Obligations — 4.8%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 5A1, 2.98%, 9/25/2035 (g)	2,407	1,943
Series 2005-10, Class 1A21, 2.79%, 1/25/2036 (g)	483	439
Alternative Loan Trust
Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	57	55
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	27	26
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	177	139
Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	117
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	177	167
Series 2006-J2, Class A1, 1.51%, 4/25/2036 (g)	2,506	1,069
Series 2006-24CB, Class A1, 6.00%, 8/25/2036	924	611
Series 2006-24CB, Class A23, 6.00%, 8/25/2036	1,664	1,101
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	2,169	1,350
Series 2006-28CB, Class A17, 6.00%, 10/25/2036	426	260
Series 2006-31CB, Class A3, 6.00%, 11/25/2036	1,466	996
Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	314	201
Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	458	284
American Home Mortgage Assets Trust
Series 2007-4, Class A4, 1.59%, 8/25/2037 (g)	4,078	3,839
Series 2006-2, Class 2A1, 1.39%, 9/25/2046 (g)	953	874

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Angel Oak Mortgage Trust Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡ (a) (g)	2,907	2,751
Angel Oak Mortgage Trust I LLC Series 2019-1, Class A2, 4.02%, 11/25/2048 (a) (g)	572	570
Banc of America Alternative Loan Trust Series 2006-4, Class 2A1, 6.00%, 5/25/2021	235	212
Banc of America Funding Trust
Series 2005-1, Class 1A1, 5.50%, 2/25/2035	641	592
Series 2005-B, Class 3M1, 1.60%, 4/20/2035 ‡ (g)	2,465	2,447
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	218	189
Series 2006-D, Class 5A2, 2.97%, 5/20/2036 (g)	383	368
Series 2014-R7, Class 1A1, 1.16%, 5/26/2036 (a) (g)	1,542	1,523
Series 2014-R7, Class 2A1, 1.15%, 9/26/2036 (a) (g)	539	529
Series 2015-R4, Class 5A1, 0.82%, 10/25/2036 (a) (g)	4,784	4,725
Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	1,439	1,325
Bear Stearns ARM Trust Series 2005-12, Class 22A1, 2.26%, 2/25/2036 (g)	2,404	2,309
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class A1, 5.75%, 10/25/2034 (h)	1,986	1,896
Chase Mortgage Finance Trust Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	700	684
CHL Mortgage Pass-Through Trust
Series 2005-21, Class A2, 5.50%, 10/25/2035	285	201
Series 2006-15, Class A1, 6.25%, 10/25/2036	1,040	621
Series 2006-20, Class 1A36, 5.75%, 2/25/2037	404	240
Series 2007-5, Class A6, 1.36%, 5/25/2037 (g)	1,085	458
Citicorp Mortgage Securities Trust Series 2007-5, Class 1A9, 6.00%, 6/25/2037	1,067	981
Citigroup Mortgage Loan Trust
Series 2014-11, Class 4A1, 0.87%, 7/25/2036 (a) (g)	908	892
Series 2014-10, Class 3A1, 1.07%, 7/25/2036 (a) (g)	1,052	1,040
Series 2014-10, Class 1A1, 0.80%, 11/25/2036 (a) (g)	1,211	1,176
Series 2014-10, Class 4A1, 0.84%, 2/25/2037 (a) (g)	2,925	2,798
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2B1, 5.36%, 7/25/2031 ‡ (a) (g)	17,991	17,957
Series 2019-R06, Class 2B1, 4.76%, 9/25/2039 ‡ (a) (g)	67,986	64,313
Series 2019-R07, Class 1B1, 4.41%, 10/25/2039 ‡ (a) (g)	38,809	37,253
Series 2020-R02, Class 2B1, 4.01%, 1/25/2040 ‡ (a) (g)	63,933	57,316
Series 2020-R01, Class 1B1, 4.26%, 1/25/2040 ‡ (a) (g)	62,892	58,692
Series 2021-R01, Class 1B1, 3.68%, 10/25/2041 ‡ (a) (g)	13,000	11,309
Series 2021-R01, Class 1B2, 6.58%, 10/25/2041 (a) (g)	18,550	15,630
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	14	13
Series 2005-7, Class 3A1, 5.00%, 8/25/2020	7	7
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	690	682
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1, 1.31%, 3/25/2037 (g)	7,057	6,897
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 4.36%, 2/25/2020 (g)	92	91
Series 2005-1, Class 1A1, 1.51%, 2/25/2035 (g)	809	776
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 3.58%, 8/25/2033 (a) (g)	14,158	11,627
Series 2021-HQA1, Class B2, 5.58%, 8/25/2033 (a) (g)	18,730	14,538
Series 2021-HQA2, Class B1, 3.73%, 12/25/2033 (a) (g)	16,225	13,511
Series 2021-DNA1, Class B2, 5.33%, 1/25/2051 ‡ (a) (g)	19,195	15,167
FHLMC STACR Trust Series 2018-HQA2, Class M1, 1.76%, 10/25/2048 (a) (g)	354	353

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class B1, 3.98%, 8/25/2033 (a) (g)	11,110	9,856
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2B2, 6.78%, 11/25/2041 (a) (g)	2,350	1,963
GCAT Trust
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059 (a) (g)	5,679	5,542
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (a) (h)	4,908	4,824
GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 0.84%, 4/26/2037 (a) (g)	3	3
GSR Mortgage Loan Trust
Series 2006-9F, Class 9A1, 6.00%, 8/25/2021	24	23
Series 2006-2F, Class 2A1, 5.75%, 2/25/2036	980	907
Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	658	662
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 3.41%, 12/19/2034 (g)	371	311
Series 2006-9, Class 2A1A, 1.35%, 11/19/2036 (g)	2,822	2,512
Series 2007-1, Class 2A1A, 1.19%, 3/19/2037 (g)	—	—
HomeBanc Mortgage Trust Series 2005-4, Class A1, 1.55%, 10/25/2035 (g)	684	683
Impac CMB Trust
Series 2004-6, Class 1A2, 1.79%, 10/25/2034 (g)	502	490
Series 2005-1, Class 2A1, 1.52%, 4/25/2035 (g)	5,182	4,969
JPMorgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	559	426
JPMorgan Seasoned Mortgage Trust Series 2014-1, Class A2, 1.51%, 5/25/2033 (a) (g)	4,807	4,750
Lehman Mortgage Trust Series 2006-4, Class 3A1, 5.00%, 8/25/2021	37	34
MASTR Alternative Loan Trust
Series 2004-7, Class 10A1, 6.00%, 6/25/2034	534	516
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	1,720	1,045
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034 (a)	998	902
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 1.18%, 12/26/2036 (a) (g)	1,378	1,347
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.13%, 10/25/2032 (g)	819	793
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	43	28
Series 2006-QS18, Class 3A3, 5.75%, 12/25/2021	24	21
RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 0.82%, 8/26/2036 (a) (g)	1,138	1,127
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	3	3
Series 2006-R1, Class A2, 1.41%, 1/25/2046 (g)	—	—
RFMSI Trust
Series 2005-SA2, Class 2A2, 3.18%, 6/25/2035 (g)	709	688
Series 2006-S9, Class A1, 6.25%, 9/25/2036	1,556	1,354
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,076	973
Series 2006-SA4, Class 2A1, 4.75%, 11/25/2036 (g)	576	537
Series 2006-S12, Class 3A9, 5.75%, 12/25/2036	1,061	1,023
Series 2007-S2, Class A4, 6.00%, 2/25/2037	448	381
Series 2007-SA4, Class 3A1, 4.47%, 10/25/2037 (g)	7,785	6,074
Starwood Mortgage Residential Trust Series 2019-INV1, Class A3, 2.92%, 9/27/2049 (a) (g)	2,280	2,223
Thornburg Mortgage Securities Trust Series 2002-4, Class 3A, 1.87%, 12/25/2042 (g)	444	436
Towd Point Mortgage Trust
Series 2015-3, Class A4B, 3.50%, 3/25/2054 ‡ (a) (g)	762	761
Series 2019-HY2, Class A1, 2.01%, 5/25/2058 (a) (g)	8,903	8,837

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059 ‡ (a) (g)	3,250	3,244
Series 2020-1, Class B1, 3.62%, 1/25/2060 ‡ (a) (g)	1,998	1,967
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-7, Class 1A2, 1.46%, 9/25/2035 (g)	516	450
Series 2005-8, Class 1A8, 5.50%, 10/25/2035	67	65
Total Collateralized Mortgage Obligations (Cost $480,227)		440,880
Asset-Backed Securities — 4.2%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-CW1, Class A2D, 1.53%, 7/25/2036 ‡ (g)	9,145	7,891
Series 2007-HE3, Class A1, 1.45%, 1/25/2037 ‡ (g)	13,147	3,822
Series 2007-WM2, Class A2B, 1.19%, 2/25/2037 ‡ (g)	5,452	2,612
Series 2007-WM2, Class A2C, 1.29%, 2/25/2037 ‡ (g)	5,071	2,432
Series 2007-WM2, Class A2D, 1.38%, 2/25/2037 ‡ (g)	5,346	2,566
Series 2007-HE5, Class A1, 1.37%, 7/25/2037 ‡ (g)	18,111	6,363
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-7, Class M1, 2.28%, 8/25/2033 ‡ (g)	198	197
Series 2005-R3, Class M8, 3.14%, 5/25/2035 ‡ (g)	6,973	6,284
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1, Class M2, 5.82%, 12/25/2042 ‡ (h)	784	698
BNC Mortgage Loan Trust Series 2006-1, Class A4, 1.63%, 10/25/2036 ‡ (g)	26,141	17,265
Carrington Mortgage Loan Trust
Series 2005-NC5, Class M1, 1.73%, 10/25/2035 ‡ (g)	732	742
Series 2006-NC1, Class M2, 1.64%, 1/25/2036 ‡ (g)	18,441	15,711
Series 2006-NC2, Class A3, 1.16%, 6/25/2036 ‡ (g)	1,249	1,246
Series 2006-NC5, Class A3, 1.16%, 1/25/2037 ‡ (g)	15,999	14,756
Centex Home Equity Loan Trust Series 2005-A, Class M2, 1.76%, 1/25/2035 ‡ (g)	2,652	2,571
Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1, 1.17%, 12/25/2036 ‡ (a) (g)	6,927	4,442
Credit-Based Asset Servicing and Securitization LLC Series 2006-CB8, Class A1, 1.29%, 10/25/2036 ‡ (g)	7,358	6,930
CWABS Trust
Series 2007-2, Class 2A3, 1.15%, 8/25/2037 ‡ (g)	2,093	2,069
Series 2007-8, Class 2A3, 1.20%, 11/25/2037 ‡ (g)	1,079	1,077
Series 2006-11, Class 3AV2, 1.17%, 9/25/2046 ‡ (g)	1,202	1,195
CWABS, Inc. Trust Series 2004-1, Class M2, 1.83%, 3/25/2034 ‡ (g)	358	353
FBR Securitization Trust
Series 2005-2, Class M2, 1.76%, 9/25/2035 ‡ (g)	2,570	2,562
Series 2005-5, Class M1, 1.70%, 11/25/2035 ‡ (g)	7	7
Fieldstone Mortgage Investment Trust Series 2006-2, Class 2A3, 1.55%, 7/25/2036 ‡ (g)	2,778	1,535
First Franklin Mortgage Loan Trust
Series 2006-FF8, Class IA1, 1.29%, 7/25/2036 ‡ (g)	3,850	3,809
Series 2006-FF8, Class M1, 1.38%, 7/25/2036 ‡ (g)	5,246	5,007
Series 2006-FF14, Class A5, 1.17%, 10/25/2036 ‡ (g)	7,600	7,484
Series 2006-FF13, Class A1, 1.25%, 10/25/2036 ‡ (g)	11,204	8,227
Fremont Home Loan Trust
Series 2005-1, Class M6, 2.16%, 6/25/2035 ‡ (g)	4,124	3,621
Series 2006-1, Class 1A1, 1.32%, 4/25/2036 (g)	4,257	4,191
GSAA Home Equity Trust
Series 2005-9, Class M5, 1.98%, 8/25/2035 ‡ (g)	3,878	3,585

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2006-1, Class A2, 1.45%, 1/25/2036 (g)	4,024	1,511
Series 2006-19, Class A2, 1.37%, 12/25/2036 ‡ (g)	3,394	1,126
Series 2007-4, Class A1, 1.21%, 3/25/2037 ‡ (g)	1,021	348
Series 2007-2, Class AF4A, 6.48%, 3/25/2037 ‡ (h)	6,294	2,171
Series 2007-5, Class 1AV1, 1.11%, 5/25/2037 ‡ (g)	6,140	2,554
Series 2007-7, Class 1A2, 1.37%, 7/25/2037 ‡ (g)	912	896
GSAMP Trust
Series 2005-NC1, Class M2, 2.10%, 2/25/2035 ‡ (g)	6,211	5,930
Series 2005-WMC1, Class M1, 1.74%, 9/25/2035 ‡ (g)	1,732	1,709
Series 2006-FM1, Class A1, 1.33%, 4/25/2036 ‡ (g)	11,002	8,140
Series 2006-NC2, Class A1, 1.31%, 6/25/2036 ‡ (g)	5,056	3,196
Series 2006-FM3, Class A1, 1.15%, 11/25/2036 ‡ (g)	16,149	8,811
Series 2006-HE3, Class A2C, 1.33%, 5/25/2046 (g)	1,618	1,613
Series 2007-HE1, Class A2C, 1.16%, 3/25/2047 ‡ (g)	9,277	8,943
Home Equity Mortgage Loan Asset-Backed Trust SPMD Series 2004-B, Class M2, 2.13%, 11/25/2034 ‡ (g)	706	694
HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class 2A3, 1.35%, 12/25/2036 ‡ (g)	22,090	7,077
Series 2007-NC1, Class A2, 1.15%, 4/25/2037 ‡ (g)	7,133	5,099
Series 2007-NC1, Class A3, 1.19%, 4/25/2037 ‡ (g)	3,197	2,295
Series 2007-NC1, Class A4, 1.29%, 4/25/2037 ‡ (g)	4,191	3,043
Long Beach Mortgage Loan Trust
Series 2004-3, Class M1, 1.86%, 7/25/2034 ‡ (g)	713	683
Series 2006-11, Class 1A, 1.17%, 12/25/2036 ‡ (g)	14,410	10,878
Series 2006-WL1, Class 2A4, 1.69%, 1/25/2046 ‡ (g)	330	330
Series 2006-2, Class 2A3, 1.39%, 3/25/2046 ‡ (g)	39,880	17,180
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A2, 1.23%, 11/25/2036 ‡ (g)	5,201	1,959
Series 2006-HE4, Class A3, 1.31%, 11/25/2036 ‡ (g)	6,669	2,524
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-5, Class 1A, 1.86%, 10/25/2037 ‡ (g)	24,617	17,520
Series 2007-H1, Class 1A1, 3.01%, 10/25/2037 ‡ (g)	1,016	1,017
Merrill Lynch Mortgage Investors Trust
Series 2006-RM2, Class A1A, 1.38%, 5/25/2037 ‡ (g)	12,276	4,268
Series 2006-MLN1, Class A2C, 1.18%, 7/25/2037 ‡ (g)	24,753	11,829
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-HE1, Class A1, 1.14%, 11/25/2036 ‡ (g)	4,371	3,154
Series 2007-HE2, Class A2B, 1.10%, 1/25/2037 ‡ (g)	11,724	6,290
Series 2007-HE7, Class A2B, 2.01%, 7/25/2037 ‡ (g)	1,515	1,499
Nationstar Home Equity Loan Trust
Series 2007-A, Class M3, 1.31%, 3/25/2037 ‡ (g)	1,800	1,577
Series 2007-B, Class M1, 1.42%, 4/25/2037 ‡ (g)	4,158	3,875
New Century Home Equity Loan Trust
Series 2003-5, Class AI7, 5.15%, 11/25/2033 ‡ (g)	1	1
Series 2005-1, Class M6, 2.21%, 3/25/2035 ‡ (g)	3,955	3,659
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1, Class M1, 1.62%, 2/25/2036 ‡ (g)	355	354
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 1.31%, 9/25/2036 ‡ (g)	10,307	5,013
Series 2006-4, Class A2D, 1.51%, 9/25/2036 ‡ (g)	3,900	1,899

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2006-5, Class A2C, 1.35%, 11/25/2036 ‡ (g)	8,367	3,134
Series 2007-1, Class A1A, 1.14%, 3/25/2037 ‡ (g)	15,610	11,204
Option One Mortgage Loan Trust
Series 2004-3, Class M2, 1.86%, 11/25/2034 ‡ (g)	490	470
Series 2005-3, Class M2, 1.74%, 8/25/2035 (g)	702	698
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 1.47%, 12/25/2035 ‡ (g)	572	570
RAMP Trust Series 2005-EFC6, Class M4, 1.89%, 11/25/2035 ‡ (g)	2,540	2,383
RASC Trust Series 2005-KS2, Class M1, 1.65%, 3/25/2035 ‡ (g)	334	332
Saxon Asset Securities Trust
Series 2002-3, Class AF6, 5.41%, 5/25/2031 ‡ (h)	901	855
Series 2005-3, Class M4, 1.49%, 11/25/2035 ‡ (g)	3,380	2,868
Series 2007-1, Class A2C, 1.16%, 1/25/2047 ‡ (g)	436	434
Securitized Asset-Backed Receivables LLC Trust
Series 2006-FR4, Class A1, 1.29%, 8/25/2036 ‡ (a) (g)	12,240	6,014
Series 2006-NC3, Class A1, 1.29%, 9/25/2036 ‡ (g)	10,048	6,770
Series 2006-WM2, Class A2A, 1.33%, 9/25/2036 ‡ (g)	17,250	13,031
Series 2007-HE1, Class A2B, 1.23%, 12/25/2036 (g)	6,802	1,948
Series 2007-HE1, Class A2C, 1.33%, 12/25/2036 ‡ (g)	17,280	4,954
Series 2007-HE1, Class A2D, 1.45%, 12/25/2036 ‡ (g)	6,590	1,891
Series 2007-NC2, Class A2B, 1.15%, 1/25/2037 ‡ (g)	3,101	2,809
Soundview Home Loan Trust
Series 2006-1, Class A4, 1.61%, 2/25/2036 ‡ (g)	405	405
Series 2006-NLC1, Class A1, 1.07%, 11/25/2036 ‡ (a) (g)	1,185	408
Series 2006-NLC1, Class A2, 1.13%, 11/25/2036 ‡ (a) (g)	14,618	5,065
Series 2006-NLC1, Class A3, 1.18%, 11/25/2036 ‡ (a) (g)	1,141	397
Series 2006-NLC1, Class A4, 1.25%, 11/25/2036 ‡ (a) (g)	6,402	2,233
Series 2007-OPT3, Class 2A3, 1.19%, 8/25/2037 ‡ (g)	3,397	3,292
Specialty Underwriting & Residential Finance Trust Series 2006-BC5, Class A1, 1.15%, 11/25/2037 ‡ (g)	3,826	3,224
Structured Asset Investment Loan Trust
Series 2005-HE3, Class M2, 1.74%, 9/25/2035 ‡ (g)	4,475	3,915
Series 2006-2, Class A3, 1.37%, 4/25/2036 (g)	1,158	1,153
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-WF1, Class M6, 1.80%, 2/25/2036 ‡ (g)	3,537	3,290
Series 2006-GEL4, Class M1, 1.58%, 10/25/2036 ‡ (a) (g)	2,316	2,272
Series 2006-BC5, Class A4, 1.35%, 12/25/2036 ‡ (g)	789	774
Series 2007-WF1, Class A4, 1.41%, 2/25/2037 ‡ (g)	858	855
Terwin Mortgage Trust Series 2006-3, Class 2A2, 1.43%, 4/25/2037 (a) (g)	1,795	1,756
Total Asset-Backed Securities (Cost $430,326)		391,319
Loan Assignments — 1.9% (i)
Aerospace & Defense — 0.0% ^
Spirit Aerosystems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 1/15/2025 (b)	997	971
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 3.31%, 12/9/2025 (b)	1,011	983
		1,954
Auto Components — 0.1%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 4/10/2028 (b)	900	848
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.26%, 4/6/2024 (b)	1,655	1,622

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Auto Components — continued
Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 10/1/2025 (b)	975	926
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 1/31/2028 (b)	976	882
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.43%, 5/11/2028 (b)	1,472	1,211
		5,489
Beverages — 0.0% ^
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 3/31/2028 (b)	881	811
Building Products — 0.0% ^
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.76%, 6/11/2028 (b)	838	806
Capital Markets — 0.0% ^
Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027 (b)	781	749
Chemicals — 0.1%
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 3/31/2027 (b)	1,269	1,214
Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.24%, 12/31/2027 (b)	1,062	1,035
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026 (b)	1,551	1,527
PQ Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.74%, 6/9/2028 (b)	1,524	1,473
Solenis International LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.81%, 11/9/2028 (b)	360	342
		5,591
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.51%, 5/12/2028 (b)	756	714
API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 10/1/2026 (b)	838	816
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.26%, 10/30/2026 (b)	625	586
Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 3.38%, 3/10/2028 (b)	478	446
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.52%, 6/21/2028 (b)	2,017	1,910
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026 (b)	1,377	1,341
		5,813
Communications Equipment — 0.0% ^
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 4/6/2026 (b)	1,568	1,483
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.26%, 7/2/2025 (b)	384	376
		1,859
Construction & Engineering — 0.0% ^
Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 6/23/2028 (b)	796	738
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 1/21/2028 (b)	810	782
		1,520
Containers & Packaging — 0.1%
Altium Packaging LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.52%, 2/3/2028 (b)	1,035	971
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.05%, 4/3/2024 (b)	7,671	7,364
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 8/4/2027 (b)	1,168	1,106
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 9/24/2028 (b)	368	350
Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 2/5/2026 (b)	783	744
Ring Container Technologies Group, LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.27%, 8/12/2028 (b)	449	435
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 9/15/2028 (b)	526	502
Tekni-Plex, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 9/15/2028 (b) (j)	47	45
		11,517

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Consumer Services — 0.1%
Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.27%, 5/13/2027 (b)	1,035	1,000
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.99%, 8/3/2026 (b)	1,111	1,091
Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 4/3/2028 (b)	799	636
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028 (b)	938	893
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 2/10/2029 (b)	784	759
		4,379
Diversified Financial Services — 0.0% ^
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.06%, 3/21/2025 (b)	864	747
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 12/17/2027 (b)	512	480
		1,227
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.31%, 3/15/2027 (b)	780	731
Intelsat Jackson Holdings SA, 1st Lien Term Loan (3-MONTH SOFR + 4.25%), 5.00%, 2/1/2029 (b)	1,147	1,078
MetroNet Systems Holdings LLC, 1st Lien Term Loan B (1-MONTH SOFR + 3.75%), 4.66%, 6/2/2028 (b)	1,469	1,412
Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 3 Month + 3.69%), 4.73%, 1/31/2026 (b)	593	555
		3,776
Electric Utilities — 0.0% ^
Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 12/10/2027 (b)	491	466
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 2/16/2026 (b)	676	649
Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 4.08%, 12/15/2027 (b)	968	945
PG&E Corp., Exit Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 6/23/2025 (b)	522	505
		2,565
Electrical Equipment — 0.0% ^
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.51%, 8/1/2025 (b)	1,559	1,488
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.55%, 3/2/2027 (b)	1,187	1,124
		2,612
Electronic Equipment, Instruments & Components — 0.0% ^
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 6/30/2028 (b)	695	682
Entertainment — 0.0% ^
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.55%, 3/1/2025 (b)	1,106	1,078
Cineworld Finance US, Inc., 1st Lien Term Loan B
(3-MONTH FIXED + 7.00%), 15.25%, 5/23/2024 (b)	225	256
(ICE LIBOR USD 3 Month + 2.50%), 4.00%, 2/28/2025 (b)	215	151
Delta 2 (Lux) SARL, 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 2/1/2024 (b)	565	558
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 3.18%, 1/20/2028 (b)	1,178	1,143
		3,186
Food & Staples Retailing — 0.1%
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038 (b)	76	66
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.01%, 4/1/2024 ‡	568	494
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.01%, 10/1/2024 (b)	4,909	3,191
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 10/22/2025 (b)	453	442
Utz Quality Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 1/20/2028 (b)	666	637
		4,830

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Food Products — 0.1%
Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.73%, 7/7/2024 (b)	1,305	1,300
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 10/10/2026 (b)	1,535	1,480
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 4.45%, 5/23/2025 (b)	407	371
Shearer's Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 9/23/2027 (b)	405	371
		3,522
Health Care Equipment & Supplies — 0.0% ^
Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 5/4/2028 (b)	1,255	1,222
Health Care Providers & Services — 0.2%
Air Medical Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 10/2/2025 (b)	675	643
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.31%, 8/31/2026 (b)	770	719
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 10/10/2025 (b)	6,808	2,634
ICON Luxembourg SARL, 1st Lien Term Loan B, (Luxembourg)
(ICE LIBOR USD 3 Month + 2.25%), 3.31%, 7/3/2028 (b)	783	769
(ICE LIBOR USD 3 Month + 2.25%), 3.31%, 7/3/2028 (b)	195	192
LifePoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 11/16/2025 (b)	808	777
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 11/15/2028 (b)	1,046	1,010
Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 3/31/2027 (b)	760	724
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 11/30/2027 (b)	1,450	1,394
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 2/14/2025 (b)	1,638	1,575
Team Health Holdings, 1st Lien Term Loan B (1-MONTH SOFR + 5.25%), 6.28%, 3/2/2027 (b)	601	523
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.76%, 6/26/2026 (b)	2,829	2,253
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.01%, 1/8/2027 (b)	1,551	1,491
		14,704
Hotels, Restaurants & Leisure — 0.1%
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 12/23/2024 (b)	1,252	1,227
Enterprise Development Authority (The), 1st lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.31%, 2/28/2028 (b)	838	813
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.76%, 2/5/2025 (b)	405	388
(3-MONTH SOFR + 3.00%), 3.92%, 12/15/2027 (b)	894	854
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (b)	6,715	6,491
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 8/3/2028 (b)	1,147	1,084
		10,857
Household Durables — 0.0% ^
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028 (b)	1,251	1,004
MI Windows & Doors, LLC, 1st Lien Term Loan B (1-MONTH SOFR + 3.50%), 4.20%, 12/18/2027 (b)	277	265
Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 6/29/2028 (b)	867	781
Traeger Grills, Delayed Draw Term Loan (3-MONTH UNFND + 3.25%), 4.24%, 6/29/2028 (b) (j)	29	26
		2,076
Independent Power and Renewable Electricity Producers — 0.0% ^
Invenergy LLC, Term Loan (1-MONTH SOFR + 3.75%), 4.78%, 8/28/2025 (b)	378	361
Insurance — 0.0% ^
Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 7/31/2027 (b)	351	332
Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 6.31%, 1/31/2028 (b)	535	480
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 11/3/2024 (b)	631	608

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Insurance — continued
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.21%, 4/25/2025 (b)	903	870
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.01%, 5/16/2024 (b)	426	415
		2,705
Internet & Direct Marketing Retail — 0.0% ^
Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 6.12%, 2/19/2026 (b)	898	873
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.58%, 10/10/2025 (b)	749	713
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.76%, 9/25/2026 (b)	916	785
		2,371
IT Services — 0.0% ^
Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 12/6/2027 (b)	936	878
Virtusa Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 2/11/2028 (b)	445	422
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 3/9/2027 (b)	269	251
		1,551
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡	2,697	293
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 12/16/2024 (b)	942	895
		1,188
Life Sciences Tools & Services — 0.0% ^
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.99%, 8/30/2026 (b)	1,004	966
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.31%, 11/8/2027 (b)	1,135	1,104
		2,070
Machinery — 0.1%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.52%, 10/8/2027 (b)	1,516	1,455
Club Car, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.56%, 6/1/2028 (b)	1,180	1,067
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.31%, 3/17/2027 (b)	926	898
Thyssenkrupp Elevator, 1st Lien Term Loan B1 (ICE LIBOR USD 6 Month + 3.50%), 4.02%, 7/30/2027 (b) (j)	646	621
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.35%, 3/28/2025 (b)	1,954	1,871
		5,912
Media — 0.1%
Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.79%, 1/31/2026 (b)	1,700	1,612
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 11/18/2024 (b)	1,432	1,289
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.74%, 8/21/2026 (b)	2,633	2,403
Diamond Sports Group LLC, 2nd Lien Term Loan (1-MONTH SOFR + 3.25%), 4.09%, 8/24/2026 (b)	1,073	322
Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.06%, 8/2/2027 (b)	547	528
E.W. Scripps Co. (The), 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 1/7/2028 (b)	1,288	1,253
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 5/1/2026 (b)	1,146	1,097
iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 5/1/2026 (b)	638	611
Summer BC Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 5.51%, 12/4/2026 (b)	522	491
		9,606
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 3.05%, 11/1/2026 (b)	753	730

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Oil, Gas & Consumable Fuels — continued
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 7.00%), 8.00%, 8/1/2023 (b)	673	659
Epic Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 7.08%, 3/2/2026 (b)	6,902	5,936
		7,325
Personal Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 5/17/2028 (b)	886	809
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 10/1/2026 (b)	6,232	5,965
		6,774
Pharmaceuticals — 0.0% ^
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 5/5/2028 (b)	1,092	1,066
Professional Services — 0.0% ^
Nielsen Holdings plc, Term Loan B-3 (ICE LIBOR USD 1 Month + 3.75%), 4.51%, 3/6/2028 (b)	924	894
Star Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.27%, 2/6/2026 (b)	839	813
		1,707
Road & Rail — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.98%, 7/21/2028 (b)	1,025	963
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 3.98%, 7/21/2028 (b)	379	356
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.01%, 6/30/2028 (b)	1,002	964
Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 4.01%, 6/30/2028 (b)	190	183
		2,466
Semiconductors & Semiconductor Equipment — 0.0% ^
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 6.34%, 2/1/2030 (b)	251	235
Software — 0.1%
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 10/30/2026 (b)	783	756
DigiCert, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 5.06%, 10/16/2026 (b)	602	587
(ICE LIBOR USD 1 Month + 7.00%), 8.06%, 2/19/2029 (b)	445	436
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 12/1/2027 (b)	1,345	1,305
Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 7/1/2024 (b)	615	599
ION Corporates, 1st Lien Term Loan B (1-MONTH SOFR + 3.75%), 4.78%, 3/11/2028 (b)	555	529
LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 5.68%, 8/31/2027 (b)	937	806
Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 10/1/2027 (b)	634	614
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 6/1/2026 (b)	768	734
Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.76%, 8/31/2028 (b)	569	544
Qlik Technologies, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 4/26/2024 (b)	480	470
RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 4/24/2028 (b)	537	514
SonicWall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 9.01%, 5/18/2026 (b)	700	671
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 3/24/2028 (b)	385	375
Ultimate Software Group, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.21%, 5/4/2026 (b)	1,551	1,492
		10,432
Specialty Retail — 0.3%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (3-MONTH PRIME + 3.75%), 4.78%, 10/19/2027 (b)	707	674
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 7.56%, 12/18/2026 (b) (k)	8,664	8,334
Consilio, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 5/12/2028 (b)	965	913
Leslie's Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.02%, 3/9/2028 (b)	1,155	1,109

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — continued
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.26%, 3/3/2028 (b)	873	830
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.22%, 12/28/2027 (b)	1,598	1,465
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.56%, 12/22/2025 (b)	12,241	10,705
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023 (b)	721	521
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 6.29%, 4/16/2026 (b)	1,180	1,075
		25,626
Technology Hardware, Storage & Peripherals — 0.0% ^
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 12/22/2025 (b)	1,006	959
Textiles, Apparel & Luxury Goods — 0.0% ^
Birkenstock, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.25%), 5.10%, 4/28/2028 (b)	809	762
Total Loan Assignments (Cost $189,634)		174,863
	SHARES (000)
Common Stocks — 0.3%
Commercial Services & Supplies — 0.0% ^
Remington LLC ‡ *	10,425	—
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	213	—
Diversified Telecommunication Services — 0.0% ^
Frontier Communications Parent, Inc. *	124	3,217
Energy Equipment & Services — 0.0% ^
Telford Offshore Holdings Ltd. (Cayman Islands) ‡ *	204	—
Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties, Inc.	187	5,772
Food & Staples Retailing — 0.0% ^
Moran Foods Backstop Equity ‡ *	173	173
Health Care Providers & Services — 0.0% ^
Intl Oncology Care, Inc. ‡ *	158	1,591
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp.	9	248
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding Co. ‡ *	1,412	1,076
Media — 0.0% ^
iHeartMedia, Inc., Class A *	71	833
Oil, Gas & Consumable Fuels — 0.0% ^
Battalion Oil Corp. *	4	70
Chesapeake Energy Corp.	3	277
EP Energy Corp. *	106	822
Gulfport Energy Corp. *	2	136
Nine Point Energy Holdings, Inc. ‡ *	10,112	—
		1,305

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.1%
Neiman Marcus Group Restricted Equity *	5	951
NMG, Inc. *	47	8,553
		9,504
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	6	1,975
Wireless Telecommunication Services — 0.1%
Intelsat SA (Luxembourg) ‡ *	129	3,812
Total Common Stocks (Cost $20,497)		29,506
	PRINCIPAL AMOUNT ($000)
Foreign Government Securities — 0.2%
Export-Import Bank of Korea (ICE LIBOR USD 3 Month + 0.53%), 1.49%, 6/25/2022 (b)(Cost $12,660)	12,660	12,662
	SHARES (000)
Convertible Preferred Stocks — 0.1%
Specialty Retail — 0.1%
Claire's Stores, Inc. ‡ *(Cost $1,305)	4	10,879
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.0% ^
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046 ‡ (a) (g)(Cost $3,552)	3,555	3,281
	SHARES (000)
Preferred Stocks — 0.0% ^
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	253	3
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,436	2,667
Total Preferred Stocks (Cost $3,207)		2,670
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	—	5
Entertainment — 0.0% ^
Cineworld Group expiring 12/31/2049, price 4,149.00 GBP (United Kingdom) *	67	—
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	35	1,551

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — continued
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp. expiring 2/9/2026, price 33.70 USD *	5	375
Total Warrants (Cost $34)		1,931
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Media — 0.0% ^
DISH Network Corp. 3.38%, 8/15/2026	1,190	897
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (PIK), 5/31/2022 ‡	—	560
Total Convertible Bonds (Cost $1,104)		1,457
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	27	—
	PRINCIPAL AMOUNT ($000)
Private Placements — 0.3%
Residential Loans — 0.3%
8995 Collins LLC (ICE LIBOR USD 1 Month + 7.50%), 0.00%, 6/4/2024 ‡ * (b)(Cost $30,600)	30,600	26,344
Short Term Investments — 68.9%
Certificates of Deposits — 2.0%
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.20), 1.18%, 11/10/2022 (b)	22,000	22,009
Credit Suisse AG (Switzerland) (SOFRINDX + 1.13), 1.11%, 7/22/2022 (b)	20,000	20,000
Mitsubishi UFJ Trust & Banking Corp. (Japan) , 0.90%, 6/21/2022	20,000	20,000
Norinchukin Bank (Japan) , 0.96%, 6/24/2022	37,000	36,999
Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.92), 0.54%, 6/3/2022 (b)	30,000	30,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 1.17%), 1.15%, 10/19/2022 (b)	20,000	19,999
(SOFR + 1.20%), 1.18%, 10/25/2022 (b)	10,000	10,000
Toronto-Dominion Bank (The) (Canada) , 1.95%, 10/31/2022	20,000	20,013
Total Certificates of Deposit (Cost $178,999)		179,020
Commercial Paper — 5.4%
Bank of Montreal (Canada)
(SOFR + 1.20%), 1.18%, 11/3/2022 (b)	20,000	20,000
BNG Bank NV (Netherlands)
0.82%, 6/9/2022 (a) (l)	40,000	39,992
BNP Paribas SA (France)
(SOFR + 1.20%), 1.18%, 11/4/2022 (b)	20,000	19,998

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
BPCE SA (France)
(SOFR + 1.17%), 1.15%, 11/14/2022 (a) (b)	30,000	30,000
Caisse d'Amortissement de la Dette Sociale (France)
0.93%, 6/22/2022 (a) (l)	30,000	29,983
CDP Financial, Inc. (Canada)
0.98%, 6/15/2022 (a) (l)	40,000	39,986
DBS Bank Ltd. (Singapore)
2.04%, 11/1/2022 (a) (l)	40,000	39,674
DNB Bank ASA (Norway)
0.78%, 6/6/2022 (a) (l)	39,000	38,995
DZ Bank AG (Germany)
1.23%, 7/26/2022 (a) (l)	30,000	29,943
Federation des Caisses Desjardins du Quebec (Canada)
1.39%, 8/2/2022 (a) (l)	30,000	29,936
First Abu Dhabi Bank PJSC (United Arab Emirates)
0.29%, 6/1/2022 (a) (l)	17,000	17,000
0.88%, 6/6/2022 (a) (l)	23,000	22,997
Hydro-Quebec (Canada)
0.83%, 6/16/2022 (a) (l)	20,000	19,993
Lloyds Bank plc (United Kingdom)
0.86%, 6/16/2022 (l)	40,000	39,984
National Australia Bank Ltd. (Australia)
1.97%, 11/1/2022 (a) (l)	20,000	19,838
Skandinaviska Enskilda Banken AB (Sweden)
1.48%, 8/25/2022 (a) (l)	20,000	19,933
Svenska Handelsbanken AB (Sweden)
1.96%, 11/1/2022 (a) (l)	20,000	19,849
Westpac Securities NZ Ltd. (New Zealand)
1.92%, 11/2/2022 (a) (l)	20,000	19,848
Total Commercial Paper (Cost $497,899)		497,949
	SHARES (000)
Investment Companies — 60.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.72% (m) (n) (Cost $5,611,102)	5,611,102	5,611,102
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 0.7%
BofA Securities, Inc., 1.19%, dated 5/31/2022, due 8/01/2022, repurchase price $65, collateralized by FNMA, 3.00%, due 10/25/2058, with the value of $70,200. (Cost $65,000)	65,000	65,000

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills, 0.56%, 7/7/2022 (l) (o)(Cost $9,279)	9,284	9,277
Total Short Term Investments (Cost $6,362,279)		6,362,348
Total Investments — 99.0% (Cost $9,252,916)		9,148,107
Other Assets Less Liabilities — 1.0%		92,661
NET ASSETS — 100.0%		9,240,768

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
BSBY	Bloomberg Short Term Bank Yield Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UNFND	Unfunded
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(c)	Defaulted security.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2022.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	All or a portion of this security is unsettled as of May 31, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(k)	Fund is subject to legal or contractual restrictions on the resale of the security.
(l)	The rate shown is the effective yield as of May 31, 2022.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2022.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 2 Year Note	(2,804)	09/30/2022	USD	(591,885)	390
U.S. Treasury 5 Year Note	(1,314)	09/30/2022	USD	(148,410)	(494)
U.S. Treasury 10 Year Note	(927)	09/21/2022	USD	(110,690)	563
					459

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	38.65	USD 7,270	(117)	698	581
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	38.65	USD 7,000	(56)	616	560
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	38.65	USD 7,230	(109)	686	577
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	38.65	USD 7,220	(128)	705	577
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	38.65	USD 7,260	(112)	692	580
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	59.00	USD 6,900	5,854	(5,853)	1
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	59.00	USD 10,550	8,434	(8,432)	2
							13,766	(10,888)	2,878
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.17	USD 14,170	2,772	(2,814)	(42)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.17	USD 6,970	1,309	(1,330)	(21)
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.17	USD 13,370	3,974	(4,014)	(40)
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.17	USD 6,600	1,840	(1,860)	(20)
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.17	USD 13,380	3,404	(3,444)	(40)
							13,299	(13,462)	(163)
							27,065	(24,350)	2,715

(*)	The Fund, as a buyer of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment. upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(a)	Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer.Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
ABX	Asset-Backed Securities Index
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.38-V1	1.00	Quarterly	6/20/2027	0.80	USD 449,450	(5,940)	783	(5,157)
CDX.NA.IG.38-V1	5.00	Quarterly	6/20/2027	4.60	USD 42,150	(2,323)	1,221	(1,102)
CDX.NA.IG.38-V1	5.00	Quarterly	6/20/2027	4.60	USD 86,400	(4,746)	2,488	(2,258)
iTraxx.Europe.Main.37-V1	1.00	Quarterly	6/20/2027	0.88	EUR 361,000	(3,645)	580	(3,065)
						(16,654)	5,072	(11,582)

(*)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)	Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of May 31, 2022 (amounts in thousands):

	NET UPFRONT PAYMENTS RECEIPTS ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	13,766	2,878
Liabilities
OTC Credit default swap contracts outstanding - buy protection	13,299	(163)

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$12,870	$378,449	$391,319
Collateralized Mortgage Obligations	—	167,703	273,177	440,880
Commercial Mortgage-Backed Securities	—	—	3,281	3,281
Common Stocks
Commercial Services & Supplies	—	—	—(a)	—(a)
Communications Equipment	—	—	—(a)	—(a)
Diversified Telecommunication Services	3,217	—	—(a)	3,217
Energy Equipment & Services	—	—	—	—
Equity Real Estate Investment Trusts (REITs)	5,772	—	—	5,772
Food & Staples Retailing	—	—	173	173
Health Care Providers & Services	—	—	1,591	1,591
Independent Power and Renewable Electricity Producers	248	—	—	248
Internet & Direct Marketing Retail	—	—	1,076	1,076
Media	833	—	—	833
Oil, Gas & Consumable Fuels	483	822	—	1,305
Professional Services	—	9,504	—	9,504
Specialty Retail	—	—	1,975	1,975
Wireless Telecommunication Services	—	—	3,812	3,812
Total Common Stocks	10,553	10,326	8,627	29,506
Convertible Bonds
Media	—	897	—	897
Oil, Gas & Consumable Fuels	—	—	560	560
Total Convertible Bonds	—	897	560	1,457
Convertible Preferred Stocks	—	—	10,879	10,879
Corporate Bonds
Aerospace & Defense	—	907	—	907
Auto Components	—	6,098	—	6,098
Automobiles	—	118,637	—	118,637
Banks	—	711,354	—	711,354
Biotechnology	—	49,611	—	49,611
Capital Markets	—	289,105	—	289,105
Chemicals	—	1,269	—	1,269
Consumer Finance	—	101,284	—	101,284
Diversified Financial Services	—	16,988	—	16,988
Diversified Telecommunication Services	—	18,946	1	18,947
Electric Utilities	—	95,253	81	95,334

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Energy Equipment & Services	$—	$632	$—	$632
Entertainment	—	757	—	757
Food & Staples Retailing	—	1,531	—	1,531
Food Products	—	290	—	290
Gas Utilities	—	10,606	—	10,606
Health Care Equipment & Supplies	—	14,486	—	14,486
Health Care Providers & Services	—	9,067	—	9,067
Hotels, Restaurants & Leisure	—	2,741	—	2,741
Household Products	—	284	—	284
Insurance	—	173,195	—	173,195
Internet & Direct Marketing Retail	—	21,271	—	21,271
Media	—	8,549	—	8,549
Oil, Gas & Consumable Fuels	—	5,194	114	5,308
Personal Products	—	—	—	—
Pharmaceuticals	—	7,281	—	7,281
Road & Rail	—	167	—	167
Specialty Retail	—	3,711	—	3,711
Tobacco	—	20,557	—	20,557
Total Corporate Bonds	—	1,689,771	196	1,689,967
Foreign Government Securities	—	12,662	—	12,662
Loan Assignments
Aerospace & Defense	—	1,954	—	1,954
Auto Components	—	5,489	—	5,489
Beverages	—	811	—	811
Building Products	—	806	—	806
Capital Markets	—	749	—	749
Chemicals	—	5,591	—	5,591
Commercial Services & Supplies	—	5,813	—(a)	5,813
Communications Equipment	—	1,859	—(a)	1,859
Construction & Engineering	—	1,520	—	1,520
Containers & Packaging	—	11,517	—	11,517
Diversified Consumer Services	—	4,379	—	4,379
Diversified Financial Services	—	1,227	—	1,227
Diversified Telecommunication Services	—	3,776	—(a)	3,776
Electric Utilities	—	2,565	—(a)	2,565
Electrical Equipment	—	2,612	—	2,612
Electronic Equipment, Instruments & Components	—	682	—	682
Entertainment	—	3,186	—	3,186
Food & Staples Retailing	—	4,336	494	4,830
Food Products	—	3,522	—	3,522
Health Care Equipment & Supplies	—	1,222	—	1,222
Health Care Providers & Services	—	14,704	—	14,704
Hotels, Restaurants & Leisure	—	10,857	—	10,857
Household Durables	—	2,076	—	2,076
Independent Power and Renewable Electricity Producers	—	361	—	361
Insurance	—	2,705	—	2,705
Internet & Direct Marketing Retail	—	2,371	—	2,371

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
IT Services	$—	$1,551	$—	$1,551
Leisure Products	—	895	293	1,188
Life Sciences Tools & Services	—	2,070	—	2,070
Machinery	—	5,912	—	5,912
Media	—	9,606	—	9,606
Oil, Gas & Consumable Fuels	—	7,325	—	7,325
Personal Products	—	6,774	—	6,774
Pharmaceuticals	—	1,066	—	1,066
Professional Services	—	1,707	—	1,707
Road & Rail	—	2,466	—	2,466
Semiconductors & Semiconductor Equipment	—	235	—	235
Software	—	10,432	—	10,432
Specialty Retail	—	25,626	—	25,626
Technology Hardware, Storage & Peripherals	—	959	—	959
Textiles, Apparel & Luxury Goods	—	762	—	762
Total Loan Assignments	—	174,076	787	174,863
Preferred Stocks	—	—	2,670	2,670
Private Placements	—	—	26,344	26,344
Rights	—	—	—	—
Warrants
Diversified Telecommunication Services	—	—	5	5
Entertainment	—	—	—	—
Media	—	—	1,551	1,551
Oil, Gas & Consumable Fuels	375	—	—	375
Total Warrants	375	—	1,556	1,931
Short-Term Investments
Certificates of Deposits	—	179,020	—	179,020
Commercial Paper	—	497,949	—	497,949
Investment Companies	5,611,102	—	—	5,611,102
Repurchase Agreements	—	65,000	—	65,000
U.S. Treasury Obligations	—	9,277	—	9,277
Total Short-Term Investments	5,611,102	751,246	—	6,362,348
Total Investments in Securities	$5,622,030	$2,819,551	$706,526	$9,148,107
Appreciation in Other Financial Instruments
Futures Contracts	$953	$—	$—	$953
Swaps	—	8,469	—	8,469
Depreciation in Other Financial Instruments
Futures Contracts	(494)	—	—	(494)
Swaps	—	(27,747)	—	(27,747)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$459	$(19,278)	$—	$(18,819)

(a)	Amount rounds to less than one thousand.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$467,020	$(44)	$(28,194)	$2,177	$—(b)	$(61,533)	$11,605	$(1,635)	$(10,947)	$378,449
Collateralized Mortgage Obligations	220,041	(195)	(10,935)	(20)	—	(101,118)	164,229	(9,772)	10,947	273,177
Commercial Mortgage-Backed Securities	22,988	(600)	492	(1)	—	(19,598)	—	—	—	3,281
Common Stocks	29,167	14,521	(16,843)	—	—	(18,218)	—	—	—	8,627
Convertible Bond	399	—	161	—	—	—	—	—	—	560
Convertible Preferred Stocks	10,161	—	718	—	—	—	—	—	—	10,879
Corporate Bonds	167	(3,965)	3,994	—(b)	137	(137)	—	—	—	196
Loan Assignments	854	(27)	(48)	3	10	(5)	—	—	—	787
Preferred Stocks	4,569	—	(1,899)	—	—	—	—	—	—	2,670
Private Placements	25,193	—	1,151	—	—	—	—	—	—	26,344
Rights	—(b)	—	—	—	—	—	—	—	—	—(b)
Warrants	745	—	811	—	—	—	—	—	—	1,556
Total	$781,304	$9,690	$(50,592)	$2,159	$147	$(200,609)	$175,834	$(11,407)	$—	$706,526

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(40,552).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2022
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,591	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
	- (c)	Terms of Restructuring	Expected Recovery	0.00 ($0.00)

Common Stocks	1,591
	3	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Preferred Stocks	3
	- (c)	Terms of Restructuring	Expected Recovery	0.00 ($0.00)

Corporate Bonds	- (c)

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	560	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	560
	378,449	Discounted Cash Flow	Constant Prepayment Rate	3.50% - 20.00% (8.20%)
			Constant Default Rate	0.69% - 6.90% (2.73%)
			Yield (Discount Rate of Cash Flows)	2.73% - 7.95% (5.00%)

Asset-Backed Securities	378,449
	273,177	Discounted Cash Flow	Constant Prepayment Rate	4.64% - 25.00% (10.36%)
			Constant Default Rate	0.00% - 6.55% (0.06%)
			Yield (Discount Rate of Cash Flows)	2.82% - 9.22% (6.46%)

Collateralized Mortgage Obligations	273,177
	3,281	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	6.71% (6.71%)

Collateralized Mortgage-Backed Securities	3,281
	787	Terms of Restrucuring	Expected Recovery	87.00% (87.00%)

Loan Assignments	787
	-	Pending Distribution Amount	Expected Recovery	0.01 ($0.01)

Rights	-
Total	$657,848

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $48,678. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
The Fund utilizes internal pricing matrices to derive a fair value for privately-placed mortgage loans on commercial, multi-family and cooperative apartment properties. These matrices utilize third-party broker indications of a yield spread over several maturities of Treasuries. Each mortgage loan is aligned with the appropriate pricing matrix based on sector, credit quality and average life. The daily fair value for these mortgage loans is calculated using the loan’s cash flows, discounted by a rate, which is compromised of the Treasury yield curve point plus the corresponding matrix yield spread. As of May 31, 2022, the total market value of matrix-priced securities represents 0.3% of the Fund's net assets.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.72% (a) (b)	$5,492,202	$623,926	$505,026	$—	$—	$5,611,102	5,611,102	$4,696	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
C.  Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.